SUBSEQUENT EVENTS (Details) $ in Millions	Jan. 17, 2023 CAD ($) tranche	Aug. 12, 2022 CAD ($)
Promissory note payable to Videotron
SUBSEQUENT EVENTS
Notes issued amount	$ 836.0
Interest rate	7.00%
Acquisition of Freedom Mobile Inc.
SUBSEQUENT EVENTS
Consideration transferred		$ 2,850.0
Financing commitments from a syndicate of financial institutions
SUBSEQUENT EVENTS
Maximum secured term credit facility	$ 2,400.0
Number of tranches for credit facility amount | tranche	3
Maturity term of credit facility amount	4 years